LONG TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2023
LONG TERM INVESTMENTS
Schedule of investment in equity security without readily determinable fair value

	September 30,
	2022	2023
	RMB	RMB
Cost method investment	18,921	18,921
Equity investment(i)	—	66,448
Impairment on cost method investment	(17,231)	(18,721)
	1,690	66,648

Note (i) : It is represents that the cost method investment amounted RMB 37.66 million and fair value adjustment amounted RMB 28.79 million disclosed in Note 20.